CONCENTRATIONS (Details Textual)	12 Months Ended
Dec. 31, 2013
Concentration Risk [Line Items]
Concentration Risk, Benchmark Description	the Company recorded individual sales of $83,000 (20%), $158,000 (39%) and $114,000 (28%) in excess of 10% of the Company’s total sales.
Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%
Three Customers [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	79.00%
One Customer [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	37.00%
Supplier Concentration Risk [Member] | Cost of Goods, Total [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	15.00%